Summarized Financial Data - Chevron U.S.A. Inc. - Summary of Income Statement Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsidiary Statements Captions [Line Items]
Sales and other operating revenues	$ 196,913	$ 235,717	$ 155,606
Total costs and other deductions	171,365	196,578	140,826
Net Income (Loss) Attributable to Chevron Corporation	21,369	35,465	15,625	$ (5,500)
Chevron U.S.A. Inc.
Subsidiary Statements Captions [Line Items]
Sales and other operating revenues	152,347	183,032	120,380
Total costs and other deductions	144,482	166,955	114,641
Net Income (Loss) Attributable to Chevron Corporation	$ 4,598	$ 13,315	$ 6,904